Debt	6 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Debt

3. Debt

JPMorgan Credit Facility

On October 7, 2016, the Company and JPMorgan Chase Bank, N.A. entered into a $400 million five-year senior secured revolving credit facility. This new revolving credit facility, which replaced prior existing production and corporate facilities, can be increased by up to $200 million. All advances are subject to a borrowing base determined and secured by a variety of Company assets. Repayments of all outstanding balances and interest will be due on October 7, 2021. For LIBOR loans, the interest is equal to 3.00% plus LIBOR. The Company is required to pay a commitment fee at an annual rate of 0.75%, if credit exposure is less than 50% of total commitments, and 0.50% if credit exposure is more than 50% of the undrawn amounts. The effective interest rate is 5.56% as of September 30, 2019 and 5.03% as of March 31, 2020.

P&A Facility

On March 3, 2014, the Company entered into a five-and-a-half-year $30 million senior secured revolving credit facility, with Seer Capital Master Fund, LP as the administrative agent (the “P&A Facility”). The P&A Facility, as amended and restated as of May 2, 2014, was used to finance prints and advertising expenses of films. Amounts outstanding under the P&A Facility bore interest at 12.0%. The Company was required to pay an annual maintenance fee of 1.0% of the average principal balance of loans outstanding with a minimum yield protection on the loan advance for each picture to be the greater of the interest on the advance or 2.0% for loans made less than or equal to 14 days prior to release or 3.0% for loans made more than 14 days in advance of release. For each film that utilizes this facility, the Company was also required to pay a 2.5% participation in the respective film. The P&A facility was amended several times until on January 9, 2020, the Company repaid the remaining amounts owed under this facility.

The summary of the revolving credit facilities described above and related debt issuance costs are as follows:

	September 30		March 31
	2018	2019	2020
JPMorgan credit facility	$257,560	$222,448	$230,369
P&A facility	18,000	10,000	—
Debt issuance costs	(8,625)	(6,046)	(4,380)
Revolving credit facilities	$266,935	$226,402	$225,989

Term Loans

On March 3, 2014, the Company entered into a six-year term loan agreement, as amended and restated as of May 2, 2014, for $35.2 million with Red Fish Blue Fish, LLC, who is also a stockholder and an affiliate of a stockholder. The term loan was drawn on October 20, 2014 and was used to finance production and acquisition of feature-length motion pictures and for general corporate purposes. The term loan is currently recorded at a discount, which includes a 1% agent fee deducted from the total debt and the fair value of the 940,524 common shares issued to the lender as part of the agreement. The term loan was initially set to mature on March 3, 2020.

On October 7, 2016, the Company amended the existing term loan agreement with Red Fish Blue Fish, LLC to extend the maturity to July 7, 2022 to comply with the extension of the credit facilities. Red Fish Blue Fish, LLC received 26,525 shares of common stock in connection with this agreement. The Company is required to pay interest at an annual rate of 11.0% (9.0% in cash and 2.0% in kind). On April 20, 2018 the Company entered into a one-and-a-half year term loan agreement for a total commitment of approximately $4,700 with Aperture Media Partners, LLC to fund the production of a film. As of September 30, 2018, $3,200 had been drawn on the loan, net of debt issuance costs. Repayment of the principal, and interest on the loan was made on May 10, 2019.

The following tables sets forth future annual contractual principal payment commitments of debt as of March 31, 2020.

		At March 31
Debt Type	Maturity Date	2021	2022	2023	Total
JPMorgan credit facility	October 2021	—	230,369	—	$230,369
Red Fish Blue Fish term	July 2022	—	—	42,640	42,640
		—	230,369	42,640	273,009
Less: aggregate unamortized discount and debt issuance costs					(4,928)
Total					$268,081

As of March 31, 2020, the Company is in compliance with all debt covenants.